Quebec Acquisition (Narrative) (Details) - Apr. 08, 2020 - Quebec acquisition [Member]	CAD ($) Share $ / shares	USD ($) Share
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired	100.00%	100.00%
Total consideration		$ 3,738,809
Number of common shares issued | Share	3,000,000	3,000,000
Price per share of common shares issued in acquisition | $ / shares	$ 1.15
Value of common shares issued	$ 3,450,000	$ 2,458,470
Cash	$ 1,734,315	1,235,873
Holdback payable		$ 44,466